UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8791

StockCar Stocks Mutual Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

200 Mansell Court East, Suite 430

Roswell, GA 30076

(Address of Principal Executive Offices)                  (Zip Code)

Summit Services, Inc.

200 Mansell Court East, Suite 430

Roswell, GA 30076

(Name and Address of Agent for Service)

With copy to:

Donald S. Mendelsohn

Thompson Hine LLP,

312 Walnut Street, Suite 1400

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:   1-800-494-2755

Date of fiscal year end: September 30

Date of reporting period: December 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

STOCKCAR STOCKS INDEX FUND

SCHEDULE OF INVESTMENTS

December 31, 2005 (Unaudited)

NUMBER OF SHARES		MARKET VALUE

COMMON STOCKS
AMUSEMENT AND RECREATION SERVICES (8.24%)
22,000	Dover Motorsports, Inc.	$ 134,420
2,225	International Speedway Corp. - Class A	106,578
3,600	RC2 Corp. (a)	127,872
3,000	Speedway Motorsports, Inc.	104,010
		472,880
AUTO PARTS RETAILERS (4.90%)
4,050	Advance Auto Parts, Inc. (a)	176,013
7,000	CSK Auto Corporation (a)	105,560
		281,573
BUILDING MATERIALS, HARDWARE AND GARDEN SUPPLY (4.42%)
2,850	The Home Depot, Inc.	115,368
2,075	Lowe's Companies, Inc.	138,320
		253,688
BUSINESS SERVICES (4.08%)
4,700	Aaron Rents, Inc.	99,076
9,500	United Online, Inc.	135,090
		234,166
CHEMICALS AND ALLIED PRODUCTS (3.58%)
2,425	E.I du Pont de Nemours and Co.	103,063
4,400	Pfizer, Inc.	102,608
		205,671
COMMUNICATIONS (5.98%)
2,000	ALLTELL Corp.	126,200
2,300	AT&T Inc.	56,327
2,115	Bell South Corp.	57,317
4,436	Sprint Nextel	103,625
		343,468
CONSUMER PRODUCTS (2.07%)
2,050	The Procter & Gamble Co. (Tide)	118,654

DEPOSITORY INSTITUTIONS (1.94%)
4,100	MBNA Corp.	111,315

ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (6.53%)
3,225	General Electric Co. (NBC)	113,036
10,250	Infineon Technologies (a) (b)	93,275
15,425	Sirius Satellite Radio, Inc. (a)	103,347
2,400	XM Satellite Radio Holdings, Inc. (a)	65,472
		375,130
FOOD AND KINDRED PRODUCTS (13.36%)
2,325	Anheuser-Busch Companies, Inc.	99,882
2,850	The Coca-Cola Co.	114,884
4,000	ConAgra Foods, Inc.	81,120
2,400	General Mills, Inc. (Cheerios)	118,368
1,550	Molson Coors Brewing Co.	103,835
2,625	Kellog Co.	113,453
2,300	PepsiCo, Inc.	135,884
		767,425
GENERAL MERCHANDISE STORES (2.17%)
2,265	Target Corp.	124,507

HOME FURNITURE, FURNISHINGS AND EQUIPMENT STORES (1.32%)
3,600	RadioShack Corp.	75,708

INDUSTRIAL AND COMMERCIAL MACHINERY AND COMPUTER EQUIPMENT (4.62%)
1,325	The Black & Decker Corp.	115,222
2,600	Caterpillar, Inc.	150,202
		265,424
MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (3.96%)
1,200	Fedex Corporation	124,068
1,375	United Parcel Service, Inc. - Class B	103,331
		227,399
PETROLEUM REFINING AND RELATED INDUSTRIES (8.93%)
2,250	Chevron Texaco Corp.	127,733
2,300	Exxon Mobil Corp.	129,191
472	Marathon Oil	28,778
2,900	Sunoco, Inc.	227,302
		513,003
PHOTOGRAPHIC EQUIPMENT AND SUPPLIES (1.49%)
3,650	Eastman Kodak Co.	85,410

PRINTING, PUBLISHING, AND ALLIED INDUSTRIES (1.82%)
6,300	The News Corporation Ltd. - ADR (b)	104,643

RUBBER AND MISCELLANEOUS PRODUCTS (4.50%)
8,025	The Goodyear Tire & Rubber Co. (a)	139,475
5,000	Newell Rubbermaid, Inc.	118,900
		258,375
TRANSPORTATION EQUIPMENT (6.18%)
2,450	DaimlerChrysler (c)	125,024
8,250	Ford Motor Co.	63,690
2,500	General Motors Corp.	48,550
2,675	Genuine Parts Co. (NAPA)	117,486
		354,750
WHOLESALE CHEMICALS (2.02%)
2,000	Ashland, Inc. (Valvoline)	115,800

	TOTAL COMMON STOCK (cost $4,628,352) - 90.04%	5,170,333

UNIT INVESTMENT TRUST (2.38%)
1,100	Standard & Poors Depository Receipts	136,873

SHORT-TERM INVESTMENTS (7.70%)
441,881	First Amer Prime Obligation Fund Class Y 3.85% (d)	441,881

	TOTAL INVESTMENTS (cost $5,070,233) - 100.12%	5,749,087

	Liabilities in excess of other Assets (-.12%)	(6,972)

	Net Assets	$ 5,742,115

(a) Non-Income producing securities
(b) ADR - American Depositary Receipts
(c) Foreign Security or U.S. security of a foreign company
(d) Variable Rate Security. The rate shown is the rate in effect on December 31,2005

NOTES TO FINANCIAL STATEMENTS
Stockcar Stocks Index Fund
1. SECURITY TRANSACTIONS
At December 31, 2005 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $5,070,233 amounted to $ 797,509 which consisted of aggregate gross unrealized appreciation of $1,299,041 and aggregate gross unrealized depreciation of ($501,532).

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

StockCar Stocks Mutual Fund, Inc.

By /s/Allan Westcott

President

Date February 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Allan Westcott

President

Date February 27, 2006

By /s/Angelo Alleca

Treasurer

Date February 27, 2006